Employee Benefits - Stock Incentive plan (Details) - Stock Incentive Plan [Member] € in Millions	Jun. 05, 2025 shares director individual	Dec. 31, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential beneficiary group, number of senior executives | director	11
Potential beneficiary group, number of individuals | individual	47
Vesting Period	3 years
Share-based compensation, amount recognized in equity. | €		€ 3
Maximum number of awards issuable under plan | shares	1,032,671
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, threshold target percentage	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, threshold target percentage	150.00%
Senior executives | Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of instruments granted in share-based payment arrangement	100.00%
Other participants | Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of instruments granted in share-based payment arrangement	65.00%
Other participants | Fidelity Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of instruments granted in share-based payment arrangement	35.00%